Offerings - Offering: 1	Mar. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	631,332
Proposed Maximum Offering Price per Unit	3.17
Maximum Aggregate Offering Price	$ 2,001,322.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 276.38
Offering Note	(1) Consists of up to 631,332 shares of common stock issuable upon the exercise of pre-funded warrants at an exercise price of $0.001 per share. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Pursuant to Rule 457(c) under the Securities Act, calculated based on the average of the high ($3.25) and low ($3.09) prices per share of common stock reported on The Nasdaq Capital Market on March 23, 2026.